INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]

As of the Current Balance Sheet Date, the following costs were recorded as intangible assets on the Company’s balance sheet:

	Patent Application Costs	ANDA Acquisitions	Total Intangible Assets
Intangible Assets as of March 31, 2012	192,848	450,000	642,848

Costs Capitalized During Current Fiscal Year
Three months ended June 30, 2012	15,947	—	15,947
Three months ended September 30, 2012	7,368	—	7,368
Three months ended December 31, 2012	16,686	—	16,686
Total Costs Capitalized-nine months ended Dec 31, 2012	40,001	—	40,001

Amortization of Intangible Assets During Current Fiscal Year
Three months ended June 30, 2012	—	—	—
Three months ended September 30, 2012	—	—	—
Three months ended December 31, 2012	—	—	—
Total Amortization – nine months ended Dec 31, 2012	—	—	—

Intangible Assets as of December 31, 2012	232,849	450,000	682,849

As of March 31, 2012 and 2011, the following costs were recorded as intangible assets on the Company’s balance sheet:

	2012	2011
Intangible assets at beginning of fiscal year
Patent application costs	597,556	172,841
Trademarks	—	—
ANDA acquisitions	—	—
Less: Accumulated Amortization	—	(76,434)
Net Intangible Assets at beginning of fiscal year	597,556	96,407

Intangible asset costs capitalized during the fiscal year
Patent application costs	45,292	51,152
Trademarks		—
ANDA acquisition costs	—	890,000
Total cost of intangible assets capitalized	45,291	941,152

Amortization of intangible assets during fiscal year
Patent application costs	—	—
Trademarks	—	—
ANDA acquisition costs	—	—
Total amortization of intangible assets	—	—

Impairment of intangible assets during the fiscal year
Patent application costs	—	76,434
Trademarks	—	—
ANDA acquisition costs	—	(440,000)
Accumulated amortization of impaired assets	—	(76,434)
Net impairment of intangible assets	—	(440,000)

Intangible assets at end of fiscal year
Patent application costs	192,848	147,556
Trademarks	—	—
ANDA acquisition costs	450,000	450,000
Less: Accumulated Amortization	—	—
Net Intangible Assets	$642,848	$597,556